Filed Pursuant to Rule 497(e)
Registration No. 333-141917

Plumb Funds is a registered trademark of Wisconsin Capital Funds, Inc.

WISCONSIN CAPITAL FUNDS, INC
8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
Telephone: 1-866-987-7888
www.plumbfunds.com

Plumb Balanced Fund	Plumb Equity Fund
(Investor Shares: PLBBX)	(Investor Shares: PLBEX)
(Institutional Shares: PLIBX)	(Institutional Shares: PLIEX)
(together, the “Funds”)

SUPPLEMENT DATED AUGUST 1, 2025 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED AUGUST 1, 2025

This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

    For the period from August 1, 2025 through August 3, 2025, U.S. Bancorp Services, doing business as U.S. Bank Global Fund Services (“USBGFS”) will serve as the Funds’ administrator, accountant, and transfer agent and Quasar Distributors, LLC (“Quasar”) will serve as the Funds’ distribution agent. Effective August 4, 2025, Ultimus Fund Solutions, LLC will replace USBGFS as the Fund’s administrator, accountant, and transfer agent; Ultimus Fund Distributors, LLC will replace Quasar as the Funds’ distribution agent; and U.S. Bank, N.A. will continue providing custodial services to the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.